SCHEDULE I, CONDENSED FINANCIAL INFORMATION OF PARENT, BALANCE SHEETS (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Schedule I, Condensed Financial Information of Parent, Cash and cash equivalents	$ 18	$ 11
Schedule I, Condensed Financial Information of Parent, Due from affiliates	125	112
Schedule I, Condensed Financial Information Of Parent Deferred Income Taxes Current	109
Schedule I, Condensed Financial Information of Parent, Other current assets	16	16
Schedule I, Condensed Financial Information of Parent, Total current assets	268	139
Schedule I, Condensed Financial Information of Parent, Investments in subsidiaries	12,545	12,209
Schedule I, Condensed Financial Information of Parent, Due from affiliates	1,759	1,730
Schedule I, Condensed Financial Information of Parent, Deferred income taxes	1,541	1,200
Schedule I, Condensed Financial Information of Parent, Other assets	576	548
Schedule I, Condensed Financial Information of Parent, Total assets	16,689	15,826
Liabilities and shareholders' equity:
Schedule I, Condensed Financial Information of Parent, Current portion of long-term debt	652	8
Schedule I, Condensed Financial Information of Parent, Current due to affiliates	539	1,014
Schedule I, Condensed Financial Information of Parent, Income taxes payable	26	246
Schedule I, Condensed Financial Information of Parent, Other current liabilities	260	336
Schedule I, Condensed Financial Information of Parent, Total current liabilities	1,477	1,604
Schedule I, Condensed Financial Information of Parent, Long-term debt	4,409	3,957
Schedule I, Condensed Financial Information of Parent, Other long-term liabilities	521	490
Schedule I, Condensed Financial Information of Parent, Shareholders' equity	10,282	9,775
Schedule I, Condensed Financial Information of Parent, Total liabilities and shareholders' equity	$ 16,689	$ 15,826